Changes in Capital Accounts, textuals (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	5 Months Ended		6 Months Ended			7 Months Ended		8 Months Ended
	Sep. 07, 2017	May 30, 2017	May 22, 2017	Jul. 05, 2017	Jun. 30, 2017	Jun. 30, 2016	Jul. 31, 2017	Jul. 27, 2017	Aug. 24, 2017	Dec. 31, 2016
Common stock shares issued					48,970					31,831
Common stock shares outstanding					48,970					31,831
Compensation cost on restricted stock awards					$ 541	$ 552
Unrecognized cost for restricted stock awards					$ 896					$ 1,058
Period for recognition for unrecognized compensation cost					1 year 7 days
Net proceeds after deducting offering expenses					$ 5,610
Proceeds from warrants exercised					$ 3,000
Preferred stock par value					$ 0.01					$ 0.01
Issuance of Series C preferred cost, value					$ 3,000	$ 0
Preferred stock shares outstanding					1,282					0
Diana Shipping Inc [Member]
Issuance of Series C preferred cost, shares		100
Preferred stock par value		$ 0.01
Preferred stock, voting rights		49%			250.000 votes
Issuance of Series C preferred cost, value		$ 3,000
Outstanding principal balance		$ 42,417
Common Stock [Member]
Conversion of Series B preferred stock to common stock					17,139
Preferred Stock [Member]
Issuance of Series B preferred stock, shares					6,000
Preferred shares converted					(4,818)
Issuance of Series C preferred cost, shares					100
Preferred stock shares outstanding					1,182
Series B-1 Convertible Preferred Stock [Member]
Gross proceeds from the sale of Convertible Preferred Shares					$ 3,000
Preferred stock par value					$ 0.01
Series B-1 Convertible Preferred Stock [Member] | Registered Direct Offering [Member]
Issuance of preferred stock, shares			3,000
Number of warrants			6,500
Series B-2 Convertible Preferred Stock [Member] | Private Placement Offering [Member]
Number of warrants			140,500
Receipt Of Nasdaq Notice [Member]
Minimum Bid Price			$ 1
Closing Bid Price Threshold Consecutive Trading Days			30 days
Subsequent Event [Member]
Closing Bid Price Threshold Consecutive Trading Days							30 days
Stockholders Equity Reverse Stock Split				1-for-7 reverse stock split on its issued and outstanding common stock.				1-for-6 reverse stock split on its issued and outstanding common stock.	1-for-7 reverse stock split on its issued and outstanding common stock.
Common stock shares issued				2,057,250				1,015,924	756,390
Common stock shares outstanding				2,057,250				1,015,924	756,390
Preferred shares converted	7,055
Conversion of Series B preferred stock to common stock	2,592,297
Subsequent Event [Member] | Series B-1 Convertible Preferred Stock [Member]
Number of warrants	7,500
Conversion of Series B preferred stock to common stock	35,814
Subsequent Event [Member] | Prior To Reverse Stock Split [Member]
Common stock shares issued				14,400,874				6,095,581	5,294,787
Common stock shares outstanding				14,400,874				6,095,581	5,294,787